Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2019 (excludes the three-months ended March 31, 2019)	$ 1,066
2020	1,317
2021	953
2022	552
2023	259
Thereafter	4
Total future minimum lease payments	4,151
Less amounts representing interest	336
Present value of lease obligations	3,815
Finance Lease Liabilities, Payments, Due [Abstract]
2019 (excludes the three-months ended March 31, 2019)	696
2020	842
2021	817
2022	258
2023	10
Thereafter	0
Total future minimum lease payments	2,623
Less amounts representing interest	207
Present value of lease obligations	$ 2,416